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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21331

Evergreen Managed Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Managed Income Fund, for the quarter ended January 31, 2007 . This one series has an October 31 fiscal year end.

Date of reporting period: January 31, 2007

Item 1 – Schedule of Investments

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.9%
FIXED-RATE 0.4%
FNMA:
Ser. 2001-25, Class Z, 6.00%, 06/25/2031	$1,785,606	$1,791,463
Ser. 2001-51, Class P, 6.00%, 08/25/2030	1,333,840	1,336,274

		3,127,737

FLOATING-RATE 4.5%
FHLMC:
Ser. 196, Class A, 6.18%, 12/15/2021	253,135	252,269
Ser. 1500, Class FD, 4.37%, 05/15/2023	5,960,053	6,013,336
Ser. 2182, Class FE, 5.88%, 05/15/2028	920,550	929,926
Ser. 2247, Class FC, 5.92%, 08/15/2030	1,119,530	1,132,237
Ser. 2390, Class FD, 5.77%, 12/15/2031	204,693	206,697
Ser. 2411, Class F, 5.87%, 02/15/2032	244,817	247,160
Ser. 2567, Class FH, 5.72%, 02/15/2033	528,385	529,956
FNMA:
Ser. 1996-46, Class FA, 5.84%, 08/25/2021	136,467	136,446
Ser. 2000-45, Class F, 5.77%, 12/25/2030	1,060,581	1,067,485
Ser. 2001-24, Class FC, 5.92%, 04/25/2031	386,748	391,134
Ser. 2001-35, Class F, 5.92%, 07/25/2031	85,721	87,249
Ser. 2001-37, Class F, 5.82%, 08/25/2031	401,754	405,599
Ser. 2001-57, Class F, 5.82%, 06/25/2031	86,302	87,597
Ser. 2001-62, Class FC, 5.97%, 11/25/2031	1,134,434	1,155,730
Ser. 2002-77:
Class FH, 5.72%, 12/18/2032	485,102	489,917
Class FV, 5.82%, 12/18/2032	1,635,452	1,657,136
Ser. 2002-95, Class FK, 5.82%, 01/25/2033	5,176,164	5,374,411
Ser. 2002-97, Class FR, 5.87%, 01/25/2033	183,945	187,531
Ser. 2003-W8, Class 3F2, 5.67%, 05/25/2042	889,758	921,567
Ser. 2005-W4, Class 3A, 5.83%, 06/25/2035	8,563,721	8,904,043
Ser. G91-16, Class F, 5.79%, 06/25/2021	147,669	147,365
Ser. G92-17, Class F, 6.39%, 03/25/2022	238,888	244,920
Ser. G92-53, Class FA, 6.09%, 09/25/2022	2,268,978	2,304,798
Ser. G93-11, Class FB, 6.19%, 12/25/2008	61,965	62,290
GNMA:
Ser. 1997-13, Class F, 5.875%, 09/16/2027	2,188,418	2,202,608
Ser. 2001-61, Class FA, 5.82%, 09/20/2030	211,281	212,745

		35,352,152

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $38,105,917)		38,479,889

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 31.9%
FIXED-RATE 4.4%
FHLMC:
6.00%, 04/01/2036	5,949,410	5,974,874
6.50%, 06/01/2017	3,948,781	4,011,724
8.50%, 04/01/2015-07/01/2028	727,631	760,623
FHLMC 30 year, 6.50%, TBA #	2,230,000	2,266,933
FNMA:
6.00%, 04/01/2033	657,366	655,709
6.50%, 11/01/2032	330,402	335,884
7.00%, 09/01/2031-08/01/2032	2,572,851	2,657,102
7.35%, 02/01/2012	687,827	686,478
7.50%, 07/01/2017-07/01/2032	1,461,851	1,518,472
8.00%, 12/01/2024-06/01/2030	342,902	361,476
12.00%, 01/01/2016	69,617	76,757
FNMA 30 year, 6.50%, TBA #	10,305,000	10,475,671

1

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA:
6.50%, 06/15/2028	$151,263	$155,327
7.25%, 07/15/2017-05/15/2018	1,211,616	1,252,460
9.50%, 12/15/2009-04/15/2011	3,173,491	3,517,997

		34,707,487

FLOATING-RATE 27.5%
FHLMC:
4.57%, 12/01/2026	157,920	161,991
5.05%, 07/01/2035	933,963	915,666
5.06%, 12/01/2033	10,314,622	10,688,527
5.07%, 10/01/2035	5,349,167	5,347,723
5.41%, 03/01/2018-06/01/2033	1,832,208	1,847,342
5.52%, 08/01/2017-06/01/2035	275,760	285,134
5.54%, 10/01/2017	7,476	7,684
5.58%, 10/01/2030	31,843	32,077
5.60%, 06/01/2030-03/01/2032	6,556,342	6,606,758
5.64%, 06/01/2031	841,888	864,249
5.69%, 06/01/2018-06/01/2028	259,375	262,805
5.75%, 07/01/2019	16,835	16,961
5.95%, 01/01/2030	287,803	297,453
5.96%, 05/01/2019	18,296	19,038
6.06%, 07/01/2030-10/01/2033	456,725	467,891
6.17%, 10/01/2022	220,568	226,956
6.30%, 05/01/2025	94,044	96,954
6.50%, 02/01/2016	52,954	53,205
6.625%, 02/01/2016	38,524	38,714
6.63%, 09/01/2032	6,594,956	6,877,946
6.66%, 01/01/2027	392,345	409,427
6.80%, 06/01/2031	1,101,245	1,133,765
6.86%, 01/01/2018	119,163	119,484
6.92%, 10/01/2024	533,725	538,278
6.99%, 07/01/2032	2,247,484	2,285,715
7.00%, 06/01/2023-10/01/2024	564,881	581,416
7.07%, 09/01/2032	1,257,815	1,308,945
7.08%, 03/01/2024	362,815	376,304
7.12%, 11/01/2023	249,874	255,536
7.13%, 10/01/2033	477,980	501,177
7.15%, 12/01/2022	92,478	94,803
7.22%, 10/01/2030	841,538	876,218
7.23%, 08/01/2032	2,146,991	2,167,816
7.34%, 08/01/2030	881,031	924,237
7.36%, 03/01/2031	110,442	110,404
7.68%, 03/25/2036	2,166,911	2,254,606
7.78%, 03/25/2036 ##	26,704,626	27,872,419
8.50%, 03/01/2030	162,054	173,344
FNMA:
4.51%, 05/01/2033	2,932,337	2,881,754
4.54%, 08/01/2020	2,021,283	2,009,115
4.58%, 06/01/2033	1,869,916	1,895,590
4.67%, 10/01/2029	215,324	217,684
4.73%, 01/01/2035	600,171	585,448
4.85%, 04/01/2035	3,835,813	3,843,561
4.97%, 07/01/2020	805,963	803,666
4.98%, 03/01/2033	171,800	171,385
4.99%, 12/01/2031-10/01/2033	1,255,631	1,283,772

2

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.03%, 03/01/2034	$2,335,498	$2,421,351
5.14%, 03/01/2034	1,736,880	1,799,842
5.44%, 12/01/2009	4,740,195	4,803,003
5.50%, 04/01/2025	333,027	338,855
5.60%, 03/01/2018-05/01/2029	8,357,806	8,411,135
5.61%, 04/01/2017-03/01/2018	7,790,324	7,839,367
5.63%, 03/01/2033	711,353	715,194
5.65%, 03/01/2035	6,648,406	6,938,343
5.66%, 02/01/2035	2,271,800	2,350,223
5.70%, 04/01/2034	1,752,735	1,811,066
5.72%, 02/01/2035	1,800,886	1,862,044
5.75%, 12/01/2016-08/01/2027	483,767	492,708
5.93%, 03/01/2032	660,888	660,862
5.94%, 10/01/2032	306,919	317,287
6.00%, 01/01/2017	105,600	107,476
6.03%, 04/01/2031	1,213,872	1,231,874
6.11%, 12/01/2013	713,667	716,511
6.13%, 09/01/2041	1,823,748	1,845,960
6.14%, 04/01/2034	4,054,182	4,194,213
6.15%, 07/01/2032	1,288,298	1,339,198
6.19%, 01/01/2034	1,131,930	1,149,271
6.24%, 06/01/2031	294,161	299,159
6.28%, 12/01/2034-12/01/2040	8,574,939	8,832,965
6.32%, 01/01/2033-12/01/2036	1,867,370	1,930,318
6.37%, 08/01/2028	85,368	88,967
6.375%, 04/01/2019	85,197	87,756
6.53%, 11/01/2024-11/01/2035	3,394,982	3,471,945
6.625%, 08/01/2021	11,997	11,851
6.64%, 12/01/2028	99,261	104,750
6.65%, 04/01/2028-02/01/2035	3,869,154	4,021,011
6.68%, 05/01/2034	2,522,367	2,576,194
6.70%, 02/01/2038	143,328	150,377
6.73%, 10/01/2034	706,427	727,719
6.74%, 06/01/2024	344,064	356,491
6.75%, 05/01/2021	8,813	8,721
6.77%, 01/01/2030	89,413	90,988
6.86%, 12/01/2022	25,304	26,072
6.90%, 10/01/2035	6,210,629	6,451,352
6.91%, 01/01/2015-12/01/2035	7,896,864	8,189,036
6.94%, 09/01/2024	333,606	345,165
7.00%, 01/01/2028	1,060,735	1,116,540
7.05%, 12/01/2031	279,644	282,547
7.06%, 04/01/2024-02/01/2035	1,008,193	1,057,321
7.09%, 04/01/2034	2,124,884	2,218,676
7.12%, 06/01/2037	531,090	538,541
7.125%, 12/01/2026	166,537	172,960
7.18%, 09/01/2024-09/01/2032	233,347	242,328
7.20%, 06/01/2029	502,218	524,205
7.21%, 12/01/2029	130,257	136,399
7.23%, 07/01/2026-05/01/2030	568,667	598,406
7.25%, 12/01/2023-08/01/2036	9,665,612	10,053,422
7.28%, 01/01/2026	797,023	827,373
7.33%, 02/01/2038	592,043	620,065
7.36%, 08/01/2030	489,755	516,123
7.43%, 10/01/2032	4,868,705	5,081,029
7.48%, 09/01/2027	395,547	414,213

3

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
7.51%, 01/01/2028	$1,130,103	$1,183,896
7.62%, 07/01/2030	463,232	476,051
7.64%, 07/01/2033	520,102	550,097
7.96%, 04/01/2033	468,705	480,383
GNMA:
5.00%, 02/20/2031	450,654	456,792
5.25%, 02/20/2029	1,110,328	1,127,794
5.375%, 01/20/2027-03/20/2028	590,621	600,357
5.50%, 09/20/2030-02/20/2031	1,407,569	1,430,793
6.00%, 11/20/2030-10/20/2031	1,658,010	1,685,314
6.125%, 10/20/2029-11/20/2030	3,402,289	3,461,053

		215,760,241

Total Agency Mortgage-Backed Pass Through Securities (cost $249,663,577)		250,467,728

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 0.4%
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	486,864	508,647
Ser. 2002-T6, Class A4, 5.82%, 03/25/2041	1,839,300	1,866,908
Ser. 2003-W2, Class 2A8, 5.67%, 07/25/2042	586,560	613,301

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $3,017,209)		2,988,856

CORPORATE BONDS 69.6%
CONSUMER DISCRETIONARY 22.7%
Auto Components 3.6%
Accuride Corp., 8.50%, 02/01/2015	3,000,000	2,940,000
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015	3,000,000	3,247,500
Lear Corp., Ser. B, 8.75%, 12/01/2016	5,000,000	5,012,500
Tenneco Automotive, Inc., 8.625%, 11/15/2014	6,125,000	6,385,312
TRW Automotive, Inc.:
9.375%, 02/15/2013	1,500,000	1,612,500
11.00%, 02/15/2013	4,500,000	4,950,000
Visteon Corp., 8.25%, 08/01/2010	4,000,000	4,020,000

		28,167,812

Automobiles 0.8%
Ford Motor Co., 7.45%, 07/16/2031	2,500,000	2,040,625
General Motors Corp., 8.375%, 07/15/2033	4,250,000	4,021,563

		6,062,188

Diversified Consumer Services 0.6%
Carriage Services, Inc., 7.875%, 01/15/2015	1,540,000	1,541,925
Education Management, LLC:
8.75%, 06/01/2014	1,525,000	1,608,875
10.25%, 06/01/2016	1,775,000	1,917,000

		5,067,800

Hotels, Restaurants & Leisure 2.9%
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	4,000,000	4,380,000
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	7,000,000	7,166,250
MGM MIRAGE, Inc., 9.75%, 06/01/2007	5,750,000	5,843,437
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	5,250,000	5,624,063

		23,013,750

Household Durables 1.4%
Hovnanian Enterprises, Inc., 7.75%, 05/15/2013	1,750,000	1,750,000
Jarden Corp., 9.75%, 05/01/2012	3,000,000	3,191,250
Libbey, Inc., FRN, 12.35%, 06/01/2011 144A	3,000,000	3,255,000
Standard Pacific Corp., 9.25%, 04/15/2012	3,000,000	3,097,500

		11,293,750

4

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media 7.1%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	$4,570,000	$4,827,062
American Media Operations, Inc., Ser. B, 10.25%, 05/01/2009	3,000,000	2,887,500
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	2,425,000	2,458,344
CCH I, LLC:
11.00%, 10/01/2015	1,100,000	1,138,500
13.50%, 01/15/2014	950,000	945,250
Cinemark USA, Inc., 9.00%, 02/01/2013	3,410,000	3,640,175
Dex Media East, LLC:
9.875%, 11/15/2009	5,500,000	5,788,750
12.125%, 11/15/2012	3,000,000	3,307,500
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	2,500,000	2,543,750
Mediacom Communications Corp., 9.50%, 01/15/2013	9,000,000	9,292,500
Paxson Communications Corp., FRN, 11.61%, 01/15/2013 144A	4,000,000	4,180,000
R.H. Donnelley Corp., 10.875%, 12/15/2012	5,000,000	5,462,500
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	3,000,000	3,097,500
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	2,725,000	2,725,000
Visant Corp., 7.625%, 10/01/2012	3,035,000	3,110,875

		55,405,206

Multi-line Retail 0.9%
Neiman Marcus Group, Inc.:
9.00%, 10/15/2015	3,000,000	3,300,000
10.375%, 10/15/2015	3,000,000	3,367,500

		6,667,500

Specialty Retail 2.7%
American Achievement Corp., 8.25%, 04/01/2012	1,845,000	1,888,819
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	3,500,000	3,640,000
Linens ‘n Things, Inc., FRN, 10.99%, 01/15/2014	3,150,000	3,071,250
Michaels Stores, Inc.
10.00%, 11/01/2014 144A	2,200,000	2,359,500
11.375%, 11/01/2016 144A	1,650,000	1,790,250
Sally Beauty Holdings, Inc.:
9.25%, 11/15/2014 144A	1,600,000	1,650,000
10.50%, 11/15/2016 144A	1,000,000	1,031,250
United Auto Group, Inc., 9.625%, 03/15/2012	5,750,000	6,066,250

		21,497,319

Textiles, Apparel & Luxury Goods 2.7%
Levi Strauss & Co.:
9.75%, 01/15/2015	5,975,000	6,482,875
12.25%, 12/15/2012	2,750,000	3,055,938
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011 ☐	6,000,000	6,420,000
Unifi, Inc., 11.50%, 05/15/2014	2,045,000	1,952,975
Warnaco Group, Inc., 8.875%, 06/15/2013	3,000,000	3,202,500

		21,114,288

CONSUMER STAPLES 1.6%
Food Products 0.9%
Del Monte Foods Co., 8.625%, 12/15/2012	5,608,000	5,944,480
Pilgrims Pride Corp., 8.375%, 05/01/2017	1,500,000	1,485,000

		7,429,480

Personal Products 0.7%
Playtex Products, Inc., 8.00%, 03/01/2011	5,125,000	5,387,656

5

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY 6.4%
Energy Equipment & Services 1.3%
GulfMark Offshore, Inc., 7.75%, 07/15/2014	$1,675,000	$1,700,125
Hanover Compressor Co., 8.75%, 09/01/2011	3,000,000	3,135,000
Parker Drilling Co., 9.625%, 10/01/2013	5,141,000	5,635,821

		10,470,946

Oil, Gas & Consumable Fuels 5.1%
ANR Pipeline Co., 8.875%, 03/15/2010	1,135,000	1,194,138
Chesapeake Energy Corp., 7.75%, 01/15/2015	3,425,000	3,527,750
El Paso Corp., 7.875%, 06/15/2012	3,000,000	3,187,500
El Paso Production Holdings Co., 7.75%, 06/01/2013	4,500,000	4,680,000
Griffin Coal Mining Co., 9.50%, 12/01/2016 144A	6,000,000	6,255,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	6,000,000	6,330,000
Premcor Refining Group, Inc., 9.50%, 02/01/2013	2,650,000	2,852,736
Regency Energy Partners, LP, 8.375%, 12/15/2013 144A	1,300,000	1,309,750
Targa Resources, Inc., 8.50%, 11/01/2013 144A	2,900,000	2,921,750
Williams Cos.:
7.50%, 01/15/2031	2,850,000	2,978,250
8.125%, 03/15/2012	4,150,000	4,487,187

		39,724,061

FINANCIALS 6.8%
Capital Markets 0.7%
Goldman Sachs Group, Inc., 6.875%, 01/15/2011	4,830,000	5,100,021

Consumer Finance 3.6%
CCH II Capital Corp., 10.25%, 09/15/2010	4,600,000	4,801,250
Ford Motor Credit Corp., 9.75%, 09/15/2010 144A	9,326,000	9,955,598
General Electric Capital Corp., 6.125%, 02/22/2011	1,000,000	1,031,520
Hexion U.S. Finance Corp., 9.75%, 11/15/2014 144A	3,150,000	3,307,500
Northern Telecom Capital Corp., 7.875%, 06/15/2026	3,000,000	2,812,500
Terra Capital, Inc., 11.50%, 06/01/2010	3,600,000	3,888,000
Triad Financial Corp., Ser. B, 11.125%, 05/01/2013	2,900,000	2,798,500

		28,594,868

Insurance 0.7%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	5,000,000	5,425,000

Real Estate Investment Trusts 1.7%
Crescent Real Estate Equities Co., 9.25%, 04/15/2009	7,500,000	7,696,875
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	6,000,000	6,000,000

		13,696,875

Real Estate Management & Development 0.1%
Buffalo Thunder Development Authority, 9.375%, 12/15/2014 144A	900,000	919,125

HEALTH CARE 4.0%
Health Care Equipment & Supplies 0.8%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	5,920,000	6,319,600

Health Care Providers & Services 3.2%
HCA, Inc.:
8.75%, 09/01/2010	8,250,000	8,621,250
9.25%, 11/15/2016 144A	6,291,000	6,699,915
HealthSouth Corp., 10.75%, 06/15/2016 144A	1,500,000	1,655,625
IASIS Healthcare Corp., 8.75%, 06/15/2014	4,575,000	4,695,094
Select Medical Corp., 7.625%, 02/01/2015	3,500,000	3,150,000

		24,821,884

INDUSTRIALS 3.3%
Commercial Services & Supplies 1.0%
Allied Waste North America, Inc., 9.25%, 09/01/2012	7,000,000	7,446,250

6

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 1.9%
Case New Holland, Inc., 9.25%, 08/01/2011	$8,750,000	$9,318,750
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	1,775,000	1,752,813
RBS Global, Inc., 9.50%, 08/01/2014 144A	3,750,000	3,900,000

		14,971,563

Road & Rail 0.4%
Hertz Corp., 10.50%, 01/01/2016	3,000,000	3,390,000

INFORMATION TECHNOLOGY 4.2%
Electronic Equipment & Instruments 1.2%
CompuCom Systems, Inc., 12.00%, 11/01/2014 144A	3,250,000	3,380,000
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	3,650,000	3,850,750
NXP Funding, LLC, 9.50%, 10/15/2015 144A	2,500,000	2,596,875

		9,827,625

IT Services 1.5%
SunGard Data Systems, Inc.:
9.125%, 08/15/2013	9,450,000	9,993,375
10.25%, 08/15/2015	1,750,000	1,890,000

		11,883,375

Semiconductors & Semiconductor Equipment 0.7%
Conexant Systems, Inc., 9.13%, 11/15/2010 144A	600,000	612,000
Freescale Semiconductor, Inc., 10.125%, 12/15/2016 144A	1,500,000	1,500,000
Spansion, Inc., 11.25%, 01/15/2016 144A	3,000,000	3,172,500

		5,284,500

Software 0.8%
UGS Corp., 10.00%, 06/01/2012	5,740,000	6,314,000

MATERIALS 10.2%
Chemicals 3.4%
Equistar Chemicals, LP, 10.625%, 05/01/2011	5,700,000	6,070,500
Huntsman Advanced Materials, LLC, 11.625%, 10/15/2010	3,000,000	3,285,000
Huntsman International, LLC, 11.50%, 07/15/2012	6,300,000	7,182,000
Lyondell Chemical Co.:
10.50%, 06/01/2013	1,960,000	2,173,150
11.125%, 07/15/2012	1,165,000	1,259,656
Tronox Worldwide, LLC, 9.50%, 12/01/2012	6,125,000	6,523,125

		26,493,431

Containers & Packaging 2.8%
Crown Americas, Inc., 7.75%, 11/15/2015	3,300,000	3,432,000
Graham Packaging Co., 9.875%, 10/15/2014	3,075,000	3,182,625
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	2,000,000	2,085,000
9.50%, 08/15/2013	4,000,000	4,260,000
Owens-Brockway Glass Containers, Inc.:
8.25%, 05/15/2013	4,300,000	4,504,250
8.75%, 11/15/2012	4,050,000	4,303,125

		21,767,000

Metals & Mining 1.1%
Aleris International, Inc., 9.00%, 12/15/2014 144A	1,000,000	1,042,500
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	1,450,000	1,531,563
Indalex Holding Corp., 11.50%, 02/01/2014 144A	4,000,000	4,260,000
Momentive Performance, 9.75%, 12/01/2014 144A	1,775,000	1,828,250

		8,662,313

7

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 2.9%
Bowater, Inc., 9.375%, 12/15/2021	$3,000,000	$3,105,000
Buckeye Technologies, Inc., 8.50%, 10/01/2013	5,000,000	5,350,000
Georgia Pacific Corp.:
8.00%, 01/15/2024	1,670,000	1,686,700
8.125%, 05/15/2011	6,000,000	6,330,000
Verso Paper Holdings, LLC:
9.125%, 08/01/2014 144A	1,750,000	1,846,250
11.375%, 08/01/2016 144A	4,250,000	4,526,250

		22,844,200

TELECOMMUNICATION SERVICES 6.0%
Diversified Telecommunication Services 2.4%
Citizens Communications Co., 9.25%, 05/15/2011	3,000,000	3,337,500
Consolidated Communications, Inc., 9.75%, 04/01/2012	3,900,000	4,163,250
Insight Midwest, LP, 9.75%, 10/01/2009	1,948,000	1,986,960
Qwest Communications International, Inc.:
7.875%, 09/01/2011	3,000,000	3,202,500
8.875%, 03/15/2012	5,250,000	5,853,750

		18,543,960

Wireless Telecommunication Services 3.6%
Alamosa Holdings, Inc., 11.00%, 07/31/2010	1,600,000	1,719,856
American Cellular Corp., 10.00%, 08/01/2011	2,500,000	2,662,500
Centennial Communications Corp.:
10.00%, 01/01/2013	1,500,000	1,616,250
10.125%, 06/15/2013	4,000,000	4,335,000
Cricket Communications, Inc., 9.375%, 11/01/2014 144A	1,300,000	1,371,500
Dobson Communications Corp., 8.375%, 11/01/2011	1,500,000	1,591,875
Horizon PCS, Inc., 11.375%, 07/15/2012	2,200,000	2,453,000
Rural Cellular Corp.:
8.25%, 03/15/2012	5,750,000	6,023,125
9.75%, 01/15/2010	3,125,000	3,226,562
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	1,500,000	1,639,998
UbiquiTel, Inc., 9.875%, 03/01/2011	1,500,000	1,612,721

		28,252,387

UTILITIES 4.4%
Electric Utilities 1.9%
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	3,000,000	3,060,000
Mirant North America, LLC, 7.375%, 12/31/2013	2,425,000	2,485,625
Reliant Energy, Inc.:
9.25%, 07/15/2010	3,000,000	3,165,000
9.50%, 07/15/2013	5,500,000	5,926,250

		14,636,875

Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	4,000,000	4,083,804

Independent Power Producers & Energy Traders 2.0%
AES Corp., 9.00%, 05/15/2015 144A	6,800,000	7,310,000
Dynegy, Inc., 8.375%, 05/01/2016	8,000,000	8,500,000

		15,810,000

Total Corporate Bonds (cost $540,962,143)		546,390,412

8

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 11.7%
CONSUMER DISCRETIONARY 0.5%
Auto Components 0.1%
TRW Automotive Holdings Corp., 10.125%, 02/15/2013 EUR	704,000	$1,005,050

Media 0.1%
National Cable plc, 8.75%, 04/15/2014 EUR	740,000	1,037,192

Multi-line Retail 0.3%
Marks & Spencer Group plc, 6.375%, 11/07/2011 GBP	1,000,000	1,989,113

CONSUMER STAPLES 1.3%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	750,000	1,555,834

Food & Staples Retailing 0.3%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	1,000,000	1,365,319
Tesco plc, 3.875%, 03/24/2011 EUR	620,000	793,108

		2,158,427

Tobacco 0.8%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	3,140,000	6,074,319

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Transco plc, 7.00%, 12/15/2008 AUD	1,000,000	777,468

FINANCIALS 8.5%
Capital Markets 0.4%
Morgan Stanley, 5.375%, 11/14/2013 GBP	1,510,000	2,895,000

Commercial Banks 2.3%
Eurofima:
5.50%, 09/15/2009 AUD	2,400,000	1,819,349
6.50%, 08/22/2011 AUD	5,000,000	3,885,314
European Investment Bank:
4.00%, 04/15/2009 SEK	5,000,000	718,150
5.75%, 09/15/2009 AUD	5,470,000	4,180,493
Kreditanstalt für Wiederaufbau, 4.95%, 10/14/2014 CAD	3,750,000	3,283,348
Landwirtschaftliche Rentenbank, 6.00%, 09/15/2009 AUD	5,100,000	3,911,140
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	725,000	478,597

		18,276,391

Consumer Finance 1.5%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	2,360,000	3,329,906
General Electric Capital Corp., 5.25%, 12/10/2013 GBP	780,000	1,490,152
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	370,000	761,012
KfW International Finance, Inc., 6.25%, 12/17/2007 NZD	9,160,000	6,192,089

		11,773,159

Diversified Financial Services 0.2%
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	1,000,000	1,422,099

Insurance 0.6%
AIG SunAmerica, Inc., 5.625%, 02/01/2012 GBP	2,000,000	3,894,856
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	1,000,000	763,636

		4,658,492

Thrifts & Mortgage Finance 3.5%
Nykredit, 5.00%, 10/01/2035 DKK	77,237,015	13,343,328
Realkredit Danmark AS, 4.00%, 10/01/2035 DKK	55,042,326	8,816,183
Totalkredit, FRN, 4.39%, 01/01/2015 DKK	31,746,801	5,618,829

		27,778,340

9

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
INDUSTRIALS 0.3%
Machinery 0.3%
Harsco Corp., 7.25%, 10/27/2010 GBP	1,000,000	$2,039,429
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	250,000	343,492

		2,382,921

INFORMATION TECHNOLOGY 0.3%
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009 EUR	1,800,000	2,604,851

TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.7%
Deutsche Telekom AG, 6.25%, 12/09/2010 GBP	2,700,000	5,325,055

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $90,188,393)		91,713,711

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 21.2%
Australia, 5.25%, 03/15/2019 AUD	18,050,000	13,164,367
Canada:
4.25%, 12/01/2026 CAD	11,749,280	13,945,546
4.40%, 03/08/2016 CAD	5,290,000	4,465,646
4.60%, 09/15/2011 CAD	4,915,000	4,231,125
5.00%, 06/01/2014 CAD	14,900,000	13,282,423
5.75%, 03/03/2008 CAD	5,000,000	3,357,185
Hong Kong, 4.23%, 03/21/2011 HKD	72,250,000	9,310,596
Hungary, 6.50%, 08/12/2008 HUF	1,585,000,000	7,846,007
Korea:
4.75%, 06/10/2009 KRW	5,570,000,000	5,879,074
5.25%, 09/10/2015 KRW	2,850,000,000	3,069,303
Mexico, 10.00%, 12/05/2024 MXN	83,950,000	9,055,616
New Zealand, 6.00%, 07/15/2008 NZD	6,780,000	4,601,614
Norway, 4.25%, 05/19/2017 NOK	90,900,000	14,214,253
Poland, 4.25%, 05/24/2011 PLN	24,530,000	7,963,986
Singapore, 3.625%, 07/01/2014 SGD	14,100,000	9,474,299
Sweden:
3.00%, 07/12/2016 SEK	95,830,000	12,673,993
5.50%, 10/08/2012 SEK	97,910,000	15,099,514
United Kingdom, 1.25%, 11/22/2017 GBP	7,920,320	14,791,123

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $168,691,990)		166,425,670

U.S. TREASURY OBLIGATIONS 2.2%
U.S. Treasury Notes:
2.00%, 01/15/2016 ρ	$8,936,576	8,651,374
4.625%, 11/15/2016 ρ	8,740,000	8,607,537

Total U.S. Treasury Obligations (cost $17,350,543)	.	17,258,911

YANKEE OBLIGATIONS – CORPORATE 5.3%
CONSUMER DISCRETIONARY 1.3%
Media 1.3%
IMAX Corp., 9.625%, 12/01/2010	6,000,000	5,520,000
National Cable plc, 9.125%, 08/15/2016	2,200,000	2,337,500
Quebecor World, Inc., 9.75%, 01/15/2015 144A	2,200,000	2,307,250

		10,164,750

ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
OPTI Canada, Inc., 8.25%, 12/15/2014 144A	1,500,000	1,575,000

10

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS 0.7%
Commercial Banks 0.2%
Kuznetski Capital SA, 7.34%, 05/13/2013	$1,500,000	$1,569,240

Diversified Financial Services 0.5%
Ship Finance International, Ltd., 8.50%, 12/15/2013	3,455,000	3,498,188

MATERIALS 1.1%
Chemicals 0.4%
Ineos Group Holdings plc, 8.50%, 02/15/2016 144A	3,250,000	3,128,125

Metals & Mining 0.7%
Novelis, Inc., 7.25%, 02/15/2015	5,300,000	5,459,000

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 0.3%
Northern Telecom, Ltd., 6.875%, 09/01/2023	3,000,000	2,655,000

Wireless Telecommunication Services 1.7%
Intelsat, Ltd.:
9.25%, 06/15/2016 144A	5,750,000	6,339,375
11.25%, 06/15/2016 144A	3,000,000	3,405,000
Rogers Wireless, Inc., 9.625%, 05/01/2011	3,000,000	3,405,000

		13,149,375

Total Yankee Obligations-Corporate (cost $40,950,509)	.	41,198,678

DEBT OBLIGATIONS 0.7%
Blue Grass Energy Corp. Loan, FRN, 10.32%, 12/30/2013 (cost $5,200,000)	5,200,000	5,262,660

SHORT-TERM INVESTMENTS 2.9%
CORPORATE BONDS 0.0%
Metropolitan Life Global Funding, FRN, 5.31%, 02/29/2008 ρρ	250,000	250,000

REPURCHASE AGREEMENTS 0.5%
Bank of America Corp., 5.33%, dated 01/31/2007, maturing 02/01/2007, maturity value $3,536,607 ρρ *	3,536,083	3,536,083

	Shares	Value

MUTUAL FUND SHARES 2.4%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	18,960,627	18,960,627

Total Short-Term Investments (cost $22,746,710)		22,746,710

Total Investments (cost $1,176,876,991) 150.8%		1,182,933,225
Other Assets and Liabilities and Preferred Shares (50.8%)		(398,401,721)

Net Assets Applicable to Common Shareholders 100.0%		$784,531,504

11

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ρ	All or a portion of this security is on loan.
ρρ	Represents investment of cash collateral received from securities on loan.
*	Collateralized by U.S. Government Agency Obligations at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
HUF	Hungarian Forint
KRW	Republic of Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced

At January 31, 2007, the Fund had the following open interest rate swap agreement:

Expiration	Notional Amount	Counterparty	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Gain

11/26/2008	$112,000,000	JPMorgan Chase & Co.	Fixed-3.582%	Floating-5.32%[1]	$3,350,843

1This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of January 26, 2007 through February 26, 2007.

At January 31, 2007, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2007	In Exchange For U.S.	Unrealized Loss

02/28/2007	28,841,249 EUR	$32,356,036	$32,665,000	$308,964

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2007	In Exchange for	U.S. Value at January 31, 2007	Unrealized Loss

03/01/2007	6,081,431 EUR	$7,921,477	1,582,510,000 HUF	$8,007,431	$85,954
03/08/2007	11,435,641 EUR	14,900,141	17,641,534 CAD	14,971,229	71,088

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,176,690,676. The gross unrealized appreciation and depreciation on securities based on tax cost was $20,942,533 and $14,699,984, respectively, with a net unrealized appreciation of $6,242,549.

12

Item 2 - Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Managed Income Fund

By:  /s/ Dennis H. Ferro
        Dennis H. Ferro,
        Principal Executive Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro
        Dennis H. Ferro,
        Principal Executive Officer

Date: March 30, 2007

By: /s/ Kasey Phillips
        Kasey Phillips
        Principal Financial Officer

Date: March 30, 2007